S000077300 [Member] Investment Risks - Putnam PanAgora ESG Emerging Markets Equity ETF	Apr. 30, 2025
Fluctuation of net asset value and share price risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fluctuation of net asset value and share price risk: Shares may trade at a larger premium or discount to the fund’s net asset value than shares of other ETFs. The net asset value of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) net asset value or the intraday value of the fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for fund shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

Trading issues risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading issues risk: The fund has a limited public trading history. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to net asset value than other actively managed ETFs. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. The market prices of the fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value, the intraday value of the fund’s holdings and supply and demand for the fund’s shares. The Investment Manager cannot predict whether the fund’s shares will trade above, below or at their net asset value or the intraday value of the fund’s holdings. During such periods, investors may incur significant losses if they sell shares.
The securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the shares’ net asset value may widen.

Large shareholder transaction risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large shareholder transaction risk: The fund is subject to the risk that shareholders will purchase or redeem large quantities of shares of the fund. The fund may be an investment option for mutual funds that are managed by the Investment Manager, as defined below, and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. In addition, a large number of shareholders may collectively purchase or redeem fund shares in large amounts rapidly or unexpectedly. Large shareholder transactions may adversely affect the fund’s liquidity and net assets. These redemptions may also adversely affect the fund’s performance if the fund is forced to sell securities, which may also increase the fund’s brokerage costs.

Authorized participant concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized participant concentration risk: Only an authorized participant may engage in creation and redemption transactions directly with the fund. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing.

Cash transactions risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash transactions risk: Unlike certain ETFs, the fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in the fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk: The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Management and operational risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and operational risk: There is no guarantee that the investment techniques, analyses, or judgments that the Investment Manager applies in making investment decisions for the fund will produce the intended outcome or that the investments selected for the fund will perform as well as other securities that were not selected for the fund. The Investment Manager, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

Model and data risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Model and data risk: If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the fund. Investments made based on quantitative models may perform differently from the market as a whole.

Common stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Common stock risk: Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Foreign investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign investments risk: The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, the fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Small and midsize companies risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small and midsize companies risk: Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry or sector concentration risk: From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

Geographic focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic focus: If the fund invests a substantial percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, such as Asian or Pacific Basin countries, the fund’s performance will likely be closely tied to the market, currency, political, economic, regulatory, geopolitical, and other conditions in such countries or region. These conditions could generally have a greater effect on the fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

ESG investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ESG investing risk: Investing with a focus on companies that meet the Sub-advisor’s ESG criteria may result in the fund investing in certain types of companies, industries or sectors that the market may not favor. Conversely, investing in such companies may result the fund foregoing investment in securities that outperform the fund’s investments in certain environments. In evaluating an investment opportunity, the Sub-advisor may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. ESG metrics are not uniformly defined and applying such metrics involves subjective assessments. ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, a company’s business practices, products or services may change over time. As a result of these possibilities, among others, the fund may temporarily hold securities that are inconsistent with the fund’s ESG investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the fund, whose strategies include ESG criteria.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.